Document and Entity Information	12 Months Ended
Aug. 31, 2019 shares
Entity Registrant Name	OneSmart International Education Group Ltd
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation, State or Country Code	KY
Document Period End Date	Aug. 31, 2019
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Entity Central Index Key	0001722380
Current Fiscal Year End Date	--08-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Ordinary shares
Entity Common Stock, Shares Outstanding	6,427,103,843
Class A ordinary shares
Entity Common Stock, Shares Outstanding	4,130,261,827
Class B ordinary shares
Entity Common Stock, Shares Outstanding	2,296,842,016